Significant Product Sales (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Property and Equipment Net by Country [Line Items]
Net sales		$ 1,595	$ 1,488	$ 4,385	$ 4,269	$ 5,952	$ 5,555	$ 5,310
Hemophilia
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[1]					2,984	2,786	2,627
Immunoglobulin Therapies 2
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[2]					1,677	1,616	1,583
Inhibitor Therapies3
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[3]					744	651	614
Bio Therapeutics4
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[4]					$ 547	$ 502	$ 486

[1]	Primarily includes sales of recombinant factor VIII and factor IX products (ADVATE, RECOMBINATE, and RIXUBIS) and plasma-derived hemophilia products (primarily factor VII, factor VIII, and factor IX).
[2]	Includes sales of antibody-replacement immunoglobulin therapy products, including GAMMAGARD LIQUID, SUBCUVIA, and HYQVIA.
[3]	Includes sales of FEIBA, a plasma-derived hemophilia product to treat patients who have developed inhibitors and OBIZUR, and recombinant porcine factor VIII product for the treatment of acquired Hemophilia A.
[4]	Includes primarily plasma-derived specialty therapies including albumin and alpha-1 antitrypsin products.